SCHEDULE 1 - Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2025
Parent Company
Statement [Line Items]
SCHEDULE 1 - Condensed Financial Statements of Parent Company

SCHEDULE 1 - COMPANY STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME

	2025	2024	2023
	$’m	$’m	$’m

Administrative expenses	(996.4)	(1,326.0)	(267.4)
Other income	197.4	64.1	429.7
Operating (loss)/income	(799.0)	(1,261.9)	162.3
Finance income	218.9	91.2	76.7
Finance costs	(204.7)	(137.8)	(127.0)
(Loss)/income before income tax	(784.8)	(1,308.5)	112.0
Income tax expense	—	—	—
(Loss)/income for the year	(784.8)	(1,308.6)	112.0

Administrative expenses for the year ended December 31, 2025, include an impairment charge of $869.8 million (2024: $1,141.7 million) on investments in subsidiaries.

COMPANY STATEMENT OF FINANCIAL POSITION

		2025	2024
	Notes	$’m	$’m
Non-current assets
Other intangible assets		0.6	1.1
Investments in subsidiaries		3,108.6	3,928.3
Amounts due from related parties		1,720.8	1,232.2
Derivative financial instrument assets		39.2	21.8
Trade and other receivables		1.8	—
		4,871.0	5,183.4
Current assets
Amounts due from related parties		699.1	1,046.3
Trade and other receivables		9.9	9.0
Cash and cash equivalents		697.7	306.1
		1,406.7	1,361.4

TOTAL ASSETS		6,277.7	6,544.8

Non-current liabilities
Borrowings	2	2,324.8	2,299.5
Financial guarantees	2	8.8	18.2
		2,333.6	2,317.7
Current liabilities
Trade and other payables		12.2	19.8
Borrowings	2	221.4	22.2
Amounts due to related parties		785.2	503.1
		1,018.8	545.1

TOTAL LIABILITIES		3,352.4	2,862.8

Stated capital		5,419.7	5,403.1
Accumulated losses		(2,705.7)	(1,926.1)
Other reserves		211.3	205.0
TOTAL EQUITY		2,925.3	3,682.0

TOTAL EQUITY AND LIABILITIES		6,277.7	6,544.8

COMPANY STATEMENT OF CHANGES IN EQUITY

	Stated	Accumulated	Other	Total
	capital	losses	reserves	equity
	$’m	$’m	$’m	$’m

At January 1, 2023	5,312.0	(730.4)	274.3	4,855.9
Shares repurchased and canceled through buyback program	(10.0)	—	—	(10.0)
Exercise of share options	92.9	—	(92.9)	—
Share-based payment expense	—	—	13.2	13.2
Other reclassifications related to share-based payment	—	0.9	(1.4)	(0.5)
Total transactions with owners	82.9	0.9	(81.1)	2.7
Income for the year	—	112.0	—	112.0
At December 31, 2023	5,394.8	(617.5)	193.2	4,970.5

At January 1, 2024	5,394.8	(617.5)	193.2	4,970.5
Exercise of share options	8.3	—	(8.3)	—
Share-based payment expense	—	—	20.1	20.1
Total transactions with owners	8.3	—	11.8	20.1
Loss for the year	—	(1,308.6)	—	(1,308.6)
At December 31, 2024	5,403.1	(1,926.1)	205.0	3,682.0

At January 1, 2025	5,403.1	(1,926.1)	205.0	3,682.0
Exercise of share options	16.6	—	(16.6)	—
Share-based payment expense	—	—	28.0	28.0
Reclassification		5.2	(5.2)	—
Total transactions with owners	16.6	5.2	6.2	28.0
Loss for the year	—	(784.8)	—	(784.8)
At December 31, 2025	5,419.7	(2,705.7)	211.3	2,925.3

COMPANY STATEMENT OF CASH FLOWS

	2025	2024	2023
	$’m	$’m	$’m
Cash flows from operating activities
Cash (used in)/from operations	(81.6)	0.3	(105.8)
Net cash (used in)/from operating activities	(81.6)	0.3	(105.8)

Cash flows from investing activities
Purchase of software and licenses	-	(0.2)	(1.4)
Investment in subsidiaries	(71.3)	(72.5)	(33.6)
Dividends received from subsidiaries	195.1	52.2	-
Loan disbursed to subsidiaries	(1,159.2)	(880.3)	(0.6)
Loan principal repayment received from subsidiaries	1,322.9	263.6	43.0
Loan interest repayment received from subsidiaries	177.2	61.2	23.6
Interest received	15.2	6.8	8.5
Net cash from/(used in) investing activities	479.9	(569.2)	39.5

Cash flows from financing activities
Shares repurchased and canceled through buyback program	-	-	(10.0)
Interest paid	(193.6)	(110.7)	(92.5)
Bank loans and bond proceeds received (net of transaction costs)	194.2	1,922.3	-
Fees on borrowings and derivative instruments	(7.2)	(4.1)	(10.2)
Bank loans and bonds repaid	-	(1,000.0)	-
Net gain settled on derivative instruments	-	0.7	0.4
Net cash (used in)/from financing activities	(6.6)	808.2	(112.3)

Net increase/(decrease) in cash and cash equivalents	391.6	239.3	(178.6)
Cash and cash equivalents at beginning of year	306.1	67.3	245.4
Exchange differences	0.1	(0.5)	0.5
Cash and cash equivalents at end of year	697.7	306.1	67.3

NOTES TO THE COMPANY FINANCIAL STATEMENTS

1. Basis of preparation

The accompanying condensed financial statements of IHS Holding Limited (the “Parent”) should be read in conjunction with the consolidated financial statements and notes thereto of IHS Holding Limited and subsidiaries (collectively, the “Registrant”) included in Part I, Item 8 of the Annual Report. The accompanying condensed financial statements of the Parent have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X.

The Parent’s accounting policies are consistent with those of the Registrant. In the Parent only financial statements, investments in subsidiaries are accounted for at cost less accumulated impairment losses, unless the investment is acquired with a view to its subsequent disposal and the criteria for classification as held-for-sale are met. Transaction fees are included in the acquisition cost. An impairment loss is recognized for the amount by which the investment carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use.

2. Long term debt

IHS Holding (2025) Revolving Credit Facility and Cancellation of IHS Holding (2020) Revolving Credit Facility

The Parent entered into an up to $400 million U.S dollar-denominated revolving credit facility agreement in June 2025 with Standard Chartered Bank as the original lender. The facility is scheduled to terminate in September 2028 (unless extended for up to two additional one-year periods), has an interest rate equal to Term SOFR plus a margin of 3.50% per annum. There are total commitments of $300 million currently available under the facility, although this amount can be increased by $100 million at the request of the Parent, if certain conditions set out in the facility agreement are met.

This facility replaces the previous $300 million U.S. dollar-denominated revolving credit facility agreement which was originally entered into in March 2020 and was due to expire in October 2026.

IHS Holding (2025) Term Loan and Redemption of IHS Brasil - Cessão de Infraestruturas S.A. Debentures

The Parent entered into a $200 million term loan agreement in June 2025 (the “IHS Holding 2025 Term Loan”), between, amongst others, IHS Holding Limited as borrower, IHS Mauritius NG Holdco Limited, IHS Mauritius NG1 Limited, IHS Mauritius NG2 Limited, and IHS INT Mauritius Limited as guarantors, Standard Chartered Bank as facility agent and Standard Chartered Bank (Hong Kong) Limited as original lender.

The term loan is scheduled to terminate in December 2027 and amortizes monthly from June 2027 until December 2027. The interest rate is equal to Term SOFR plus a margin (which increases from 4.85% for the first 12 months to 5.85% for the next six months to 6.50% for the next six months to 7.50% for the final six months). Subject to certain conditions, IHS Holding Limited may voluntarily prepay its utilizations and/or permanently cancel all or part of the available commitments by giving five Business Days’ notice, or such shorter period as the majority lenders may agree.

The IHS Holding 2025 Term Loan was fully drawn in June 2025, and funds were applied towards repaying debentures issued by IHS Brasil - Cessão de Infraestruturas S.A. (“IHS Brasil”) (the “IHS Brasil Debentures”). The IHS Brasil Debentures were issued for BRL1,200.0 million (approximately $225.5 million), in September 2023 at an interest rate of CDI plus 3.10% and BRL300.0 million (approximately $56.4 million) in June 2024 at an interest rate of CDI plus 2.80% per annum. The IHS Brasil Debentures were redeemed in full in June 2025 pursuant to a tender offer, using the proceeds of the IHS Holding 2025 Term Loan together with existing cash on hand.

Nigeria (2023) Revolving Credit Facility

IHS Mauritius NG Holdco Limited, IHS Nigeria, IHS Towers NG Limited, INT Towers Limited and IHS Holding Limited entered into an NGN44.0 billion (approximately $30.4 million) Naira-denominated revolving credit facility agreement in January 2023 (since upsized to NGN 55.0 billion (approximately $38.0 million)) (as amended and/or as amended and restated from time to time the “Nigeria 2023 RCF”), between, amongst others, IHS Nigeria, IHS Towers NG Limited and INT Towers Limited as borrowers and guarantors; IHS Mauritius NG Holdco Limited, IHS Holding Limited, IHS Mauritius NG1 Limited, IHS Mauritius NG2 Limited, IHS INT Mauritius Limited and (since July 2024) INT Towers NG Finco 1 Plc as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The Nigeria 2023 RCF contained customary information undertakings, affirmative covenants and negative covenants. The interest rate was 20% per annum in the first year, moving to a floating rate of Nigerian MPR plus a margin of 2.5% (as further described therein) for the remainder of the term.

A schedule of debt maturities is as follows:

				Carrying	Within	1 - 3	3 - 5	Over 5
				value	1 year	years	years	years
	Currency	Maturity date	Interest rate	$'m	$'m	$'m	$'m	$'m

2025
Dual-tranche Bullet Term Loan Facility	USD	Oct'29	4.50% + 3M SOFR	256.8	21.7	43.5	276.8	—
Dual-tranche Bullet Term Loan Facility	ZAR	Oct'29	4.50% + 3M JIBAR	198.6	22.4	45.0	218.1	—
Bank Term Loan	USD	Dec'27	4.85% + 3M SOFR	198.2	20.1	218.9	—	—
Senior Note	USD	May'30	7.875%	546.7	43.3	86.6	615.0	—
Senior Note	USD	Nov'31	8.250%	645.3	53.6	107.3	107.3	703.6
Senior Note	USD	Nov'26	5.625%	200.5	211.3	—	—	—
Senior Note	USD	Nov'28	6.250%	500.2	31.3	562.5	—	—
				2,546.3	403.7	1,063.8	1,217.2	703.6

2024
Dual-tranche Bullet Term Loan Facility	USD	Oct'29	4.50% + 3M SOFR	256.6	23.7	47.3	302.4	—
Dual-tranche Bullet Term Loan Facility	ZAR	Oct'29	4.50% + 3M JIBAR	175.2	21.7	43.3	215.9	—
Senior Note	USD	May'30	7.875%	545.4	43.3	86.6	658.3	—
Senior Note	USD	Nov'31	8.250%	644.2	53.6	107.3	107.3	757.3
Senior Note	USD	Nov'26	5.625%	200.8	11.3	211.3	—	—
Senior Note	USD	Nov'28	6.250%	499.5	31.3	62.5	531.2	—
				2,321.7	184.9	558.3	1,815.1	757.3

In addition to the guarantees set out in note 22, Borrowings, IHS Holding Limited is a guarantor for the following:

IHS Zambia Limited Facility

IHS Zambia Limited entered into two facilities with a common terms agreement originally in December 2020 (as amended and/or restated from time to time, including in February 2021 and January 2023) with a total commitment of $95.0 million with certain financial institutions (the “Zambia Facility”), split into a facility for an aggregate commitment representing $75.0 million and a second facility for an aggregate commitment representing $20.0 million. The Zambia Facility is guaranteed by IHS Holding Limited, and was fully utilized as of March 2021. The Zambia Facility has an interest rate of 5.0% plus 3 Month Term SOFR and a credit adjustment spread ranging between 0.11% to 0.43% and contains customary information and negative covenants and requires IHS Zambia Limited to observe certain customary affirmative covenants, subject to certain agreed exceptions and materiality carve-outs. The covenants include that IHS Zambia Limited maintain specified net debt to EBITDA ratios and interest coverage ratios, each as defined in the agreement. The respective facilities will terminate in December 2027.

IHS Mauritius NG Holdco Limited Notes

On each of September 18, 2019 and July 31, 2020, our wholly owned subsidiary, IHS Mauritius NG Holdco Limited issued a total of $940.0 million 8.0% Senior Notes due 2027 (the “2027 Notes”) guaranteed by IHS Mauritius NG1 Limited, IHS Mauritius NG2 Limited, IHS INT Mauritius Limited, IHS Nigeria, IHS Towers NG Limited and INT Towers Limited, and (since June 22, 2021) IHS Holding Limited. On June 22, 2021, pursuant to a successful consent solicitation, Holdco B.V. also effected certain amendments to the indenture governing the notes to, among other things, expand the “restricted group” to encompass IHS Holding Limited and all of IHS Holding Limited’s subsidiaries (which would then be subject to the covenants and events of default under the indenture), and to make certain other consequential changes to the negative covenants and restrictions resulting from the larger group structure.

The 2027 Notes mature on September 18, 2027, and pay interest semi-annually, with the principal repayable in full on maturity. The 2027 Notes may be redeemed (in whole or in part) at a price of 100.0%.

The indenture contains customary negative covenants and restrictions, including, but not limited to, our ability to: incur or guarantee additional indebtedness and issue certain preferred stock; make certain restricted payments and investments, including dividends or other distributions; create or incur certain liens; enter into agreements that restrict the ability of restricted subsidiaries to pay dividends; transfer or sell certain assets; merge or consolidate with other entities and enter into certain transactions with affiliates.

On November 29, 2024 and December 6, 2024, the 2027 Notes were partially redeemed, in an aggregate principal amount of $654.0 million following the issuance of the 2030/31 Notes.

Valuation of guarantees

The fair value of all guarantees was $8.8 million as of December 31, 2025 (2024: $18.2 million).